Debt (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands							3 Months Ended		6 Months Ended	12 Months Ended
	Dec. 23, 2024	Apr. 12, 2024	Mar. 08, 2024	Jan. 26, 2024	Jan. 19, 2024	Sep. 12, 2023	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023		Jan. 31, 2025	Sep. 30, 2024	Sep. 04, 2024	Aug. 13, 2024	Aug. 12, 2024	Jul. 26, 2024	Jul. 01, 2024	Apr. 19, 2024	Apr. 18, 2024	Apr. 14, 2024	Mar. 01, 2024	Nov. 08, 2023	Oct. 03, 2023	Sep. 30, 2023	Dec. 31, 2022	Nov. 30, 2022	Jan. 31, 2021
Short-Term Debt [Line Items]
Weighted average interest rate							14.40%			14.40%	15.10%
Interest expense debt							$ 100	$ 300		$ 700	$ 1,100
Debt principal and accrued interest													$ 700
Secured term notes payable										2,000
Principal amount							1,350			3,000	2,500
Interest rate percentage														24.00%
Carrying value, including accrued interest							600			600	2,060
Loans received								$ 200
Accrued interest							1,755			3,821	2,867
Carrying value, including accrued interest							$ 405			$ 821	$ 388
Warrants to purchase shares							20,256,808			10,923,158	1,341,217	[1]						698,812			196,500
Common stock shares,New issues							2,682,911	5,000		174,997	718,574
Convertible note								$ 3,000		$ 3,000
Exercise price															$ 1.14
Payments of financing costs							$ 301	$ 162		1,554	$ 2,156
Accrued interests										$ 100
Conversion of Stock, Shares Converted										1,863,855
Common Stock [Member]
Short-Term Debt [Line Items]
Warrants to purchase shares																					1,323,250
Common stock shares,New issues							2,682,911				155
Number of restricted shares issued							24,455
Exercise price																		$ 1.431			$ 4.00
Promissory Note Loan Agreement [Member]
Short-Term Debt [Line Items]
Interest rate																			15.00%
Principal amount																			$ 600
Carrying value, including accrued interest							$ 600			$ 600
Settlement Agreement [Member]
Short-Term Debt [Line Items]
Convertible note			$ 2,000
Convertible note, settlement			$ 1,500
Convertible notes bear semiannual interest			10.00%
Conversion rate			94.00%
Convertible notes payable										$ 1,500
Convertible Promissory Note Purchase Agreement [Member]
Short-Term Debt [Line Items]
Conversion rate			6.00%
Payments of financing costs			$ 8,000
Conversion price percentage			150.00%
Convertible notes payable																				$ 1,500
Convertible Promissory Note Purchase Agreement [Member] | Non Affiliated Purchaser [Member]
Short-Term Debt [Line Items]
Payments of financing costs			$ 2,000
Convertible Note Agreement [Member]
Short-Term Debt [Line Items]
Convertible note																						$ 1,500
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Accrued interest																					$ 1,000
Convertible Notes Payable [Member] | 2024 Purchase Agreement [Member]
Short-Term Debt [Line Items]
Interest rate				12.00%
Principal amount				$ 1,000
Convertible note conversion description				The 2024 Convertible Note also provides the Investor a voluntary right to convert all, but not less than all, the Principal Amount and accrued interest into shares of the Company’s common stock at a conversion rate equal to a 10% discount to the 10-day VWAP as determined immediately before January 26, 2024. In addition, upon such voluntary conversion by the Investor, the Investor will be entitled to a warrant for 50% of the number of shares of the Company’s common stock issued upon the Note conversion at an exercise equal to 120% of the Conversion Price (the “2024 Note Warrant”). In the event the Company consummates a public offering prior to the maturity date of the 2024 Convertible Note, the 2024 Convertible Note and accrued interest will be subject to a mandatory conversion into the equity securities of the Company issued and sold to investors in such public offering, equal to the price per share of the equity security sold to other purchasers and subject to similar terms and conditions of such public offering, except that such equity securities received under a mandatory conversion will be restricted securities.
Related Party [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Common stock shares,New issues										2,050,000
Number of restricted shares issued										38,455
2021 Term Note [Member]
Short-Term Debt [Line Items]
Interest rate						24.00%				14.00%	24.00%						14.00%
Interest Payable										$ 700	$ 600
Warrants to purchase shares						500,000
Fair value						$ 100
2021 Term Note [Member] | Investor And Director [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Line of credit, current																													$ 500
2023 Notes Payable [Member]
Short-Term Debt [Line Items]
Interest rate		18.00%
Debt principal and accrued interest							500			300															$ 600
Principal amount	$ 1,000	$ 300															$ 1,100
Interest rate percentage	14.00%															14.00%	24.00%
Installment payable	$ 100
Carrying value, including accrued interest						1,200	1,100			1,900	1,900
Accrued interest						1,000
Debt instrument periodic payment		200
Iinterest rate		100
2023 Notes Payable [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Fair value										$ 1,100
2023 Notes Payable [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Secured term notes payable																										$ 3,300	$ 1,500	$ 1,500
Common stock shares,New issues										19,735
2022 Term Note Payable [Member]
Short-Term Debt [Line Items]
Interest rate																							16.00%
Debt principal and accrued interest										$ 400	$ 400		400
Principal amount		$ 200								$ 200				$ 200									$ 200	$ 200	$ 100
Interest rate percentage										14.00%	24.00%						14.00%
Carrying value, including accrued interest						$ 500
Principal plus accrued interest									$ 1,000
Debt instrument, description						For the term notes that were amended, all to related parties, $0.2 million of principal was extended to mature on November 1, 2023, $0.2 million of principal was extended to mature on March 1, 2024, and in February 2024 further extended to mature on May 1, 2024, and $0.2 million of principal was extended to mature on January 1, 2025. The debt amendments occurred close to or upon the stated maturity date and resulted in the application of extinguishment accounting. For the term loans that were settled with shares of common stock, the debt settlement occurred near or at the stated maturity and resulted in the application of extinguishment accounting.
Debt instrument, maturity date		Jan. 01, 2025
2022 Term Note Payable [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Principal amount																											$ 1,500	$ 1,500
2022 Term Note Payable [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Interest rate percentage										16.00%	15.00%
2023 Note Payable One [Member]
Short-Term Debt [Line Items]
Principal amount							$ 700			$ 1,100
Interest rate percentage							14.00%			14.00%	24.00%
2023 Note Payable One [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Debt principal and accrued interest													500
2023 Note Payable Two [Member]
Short-Term Debt [Line Items]
Principal amount							$ 1,200			$ 200	$ 200
Interest rate percentage							14.00%			18.00%	14.00%
2024 Bridge Loan [Member]
Short-Term Debt [Line Items]
Interest rate					12.00%
Debt principal and accrued interest													$ 200
Loans received					$ 200
Maturity period					1 year
Accrued interest										$ 200
Number of restricted shares issued					893
2023 Term Note [Member]
Short-Term Debt [Line Items]
Interest rate						24.00%
2023 Note Payable Three [Member]
Short-Term Debt [Line Items]
Principal amount										$ 100	$ 100
Interest rate percentage										14.00%	14.00%
Convertible Note [Member]
Short-Term Debt [Line Items]
Conversion of Stock, Amount Converted										$ 2,000

[1]	Retrospectively restated for reverse recapitalization.